UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07850

                               PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                     Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Funds
PNC Advantage Funds

November 30, 2017
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury

    Money Market Fund

OTHER PNC FUNDS

EQUITY FUNDS

Balanced Allocation Fund

Emerging Markets Equity Fund

International Equity Fund

International Growth Fund

Multi-Factor All Cap Fund

Multi-Factor Large Cap Growth Fund

Multi-Factor Large Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund*

Small Cap Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond

    Fund

Maryland Tax Exempt

    Bond Fund

Ohio Intermediate Tax Exempt

    Bond Fund

Tax Exempt Limited Maturity

    Bond Fund

* Liquidated on December 27, 2017

T A B L E  O F  C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

© 2018 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C   M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O  L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2017 (the “semi-annual period”).

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

The U.S. economy improved during the semi-annual period, despite continued policy uncertainty from the current administration and concerns regarding developments on the Korean peninsula. Indeed, in the third quarter of 2017, U.S. Gross Domestic Product (GDP) grew at an annualized pace of 3.2%, extending strength from the second quarter’s 3.1% annualized gain and proving resilient amid a bruising from back-to-back hurricanes. Consumer and business confidence remained strong, if not at near-term highs. Home prices rose in supply-constrained markets. Unemployment dropped to 4.1%, putting the labor market in what is considered “full employment” range. Wage growth started to move higher, albeit slowly. Still, inflation readings remained subdued, and the U.S. dollar weakened overall.

Elsewhere, economic growth remained firm in the developed world and improved in the emerging markets. Both Europe and Japan delivered solid economic growth in the second quarter of 2017, and third quarter statistics were generally positive. Economies in continental Europe seemed to benefit as political uncertainty waned in the wake of populist electoral defeats in France, the Netherlands and Austria — results widely seen as supportive for the stability of the European Union. Japan’s quarterly Tankan survey of large businesses rose to its highest level in three years. While China’s pace of growth slowed, it remained strong in the low 6% range, and its manufacturing and services data surprised on the upside, widely seen as positive for global economic growth. Brazil displayed impressive growth despite intense political turmoil and two full years of recession. Notably, as of mid-August 2017, all 45 countries tracked by the Organization for Economic Cooperation and Development were on pace to expand in 2017 for the first time in a decade. Emerging market exporters particularly benefited from stronger global economic growth and a weakening U.S. dollar.

On the monetary policy front, the U.S.’ Federal Open Market Committee (the “Fed”), after raising the targeted federal funds rate in December 2016 and in March 2017, did so again in June 2017, each time by 25 basis points. (A basis point is 1/100th of a percentage point.) In September 2017, the Fed held rates at 1% to 1.25%, but announced plans to start unwinding its $4.5 trillion balance sheet and indicated a potential rate hike in December 2017 was still possible. In October 2017, the Fed began tapering its asset purchases as planned, starting at a rate of $10 billion per month, divided between mortgage-backed securities and U.S. Treasuries. (As widely anticipated, in mid-December 2017, the Fed raised the targeted federal funds rate by a quarter percentage point to a range of 1.25% to 1.50%, the third such rate increase in 2017. Further, with a notable upgrade to its economic outlook for the year ahead, the Fed maintained its forecast for three hikes in 2018 despite sluggish inflation.) The European Central Bank similarly announced in October 2017 that it would reduce its monthly asset purchases beginning in January 2018. Strong growth and inflation data prompted the Bank of Canada to surprise the markets with two consecutive rate hikes — the first time it tightened monetary policy in seven years. The Bank of England signaled it was close to hiking rates over the coming months, despite uncertainty about the post-Brexit economic growth outlook.

Money Markets

Yields in the taxable money markets remained steady throughout the semi-annual period but did move higher as investors priced in the potential, and then the reality, of the Fed’s interest rate hike in June 2017 and the anticipation of another increase in December 2017.

In making its June 2017 interest rate hike, the Fed cited ongoing strength in the U.S. labor market and a pick-up in household spending and business fixed investment. The money market yield curve, or spectrum of maturities ranging from 1-month to 1-year, steepened, meaning yields on longer-term maturities rose more than on shorter-term maturities during the semi-annual period. Other significant events that influenced the money markets during

“The U.S. economy improved during the semi-annual period...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2017

P N C  M o n e y  M a r k e t  F u n  d s

L E T T E R  T O  S H A R E H O L  D E R S

“Going forward...money markets could be vulnerable to faster global economic growth and a reaccelerating inflation forecast...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2017

the semi-annual period included the Fed’s discussion and implementation of balance sheet normalization and announcements and actions by other central banks around the globe. Along with these factors, U.S. Treasury yields fluctuated amid raised prospects for U.S. tax reform and for hawkish leadership at the Fed as well as on ongoing strength in U.S. and global economic activity data. At its October 2017 policy meeting, the Fed left monetary policy unchanged but described, for the first time since January 2015, the economic growth outlook as “solid.”

Our View Ahead

At the end of the semi-annual period, we expected U.S. economic growth for calendar year 2017 to be around 2.5%. Inflation may start to trend modestly higher, perhaps breaching the Fed’s 2%target in 2018, but we do not foresee a breakout on the upside without a substantial and sustained rise in wage growth. However, because the U.S. administration and Congress were successful in their proposed tax reform efforts, domestic growth could mildly accelerate, possibly approaching 3% in 2018 and 2019, in our view.

Within the capital markets, we believe there is reason for some caution. The Fed had struck a hawkish tone regarding a December 2017 rate hike and expectations for more interest rate increases in 2018. Given improving global economic growth, other developed market central banks are likely to taper their quantitative easing programs in the new year as well. Changing central bank policy could, we believe, reintroduce volatility into the stock and bond markets going forward, especially if the Fed’s further policy tightening does not proceed in a gradual manner.

Two other factors may affect the money markets going forward. First, the money markets could be vulnerable to faster global economic growth and a reaccelerating inflation forecast, potentially putting upward pressure on U.S. Treasury and municipal interest rates. Second, Fed Chair Janet Yellen’s term ends in February 2018, and widespread expectations are for more hawkish leadership at the Fed given the current administration’s early November 2017 nomination of Jerome Powell as new Fed Chair. Additionally, with the resignation of Fed Vice Chair Stanley Fischer effective mid-October 2017, four of the seven seats on the Fed board will be vacant in February, giving the U.S. President the opportunity to dramatically alter the Fed’s composition and, in turn, potentially clouding the longer-term outlook for monetary policy.

Vigilance remains paramount. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark G. McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance  or  economic  results  and  involve  certain  risks,  uncertainties  and  assumptions  that  could

P N C  M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O L D E R S

cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

On November 30, 2017, the Board of Trustees of PNC Advantage Funds (the “Trust”) approved an agreement and plan of reorganization pursuant to which the PNC Advantage Institutional Treasury Money Market Fund will reorganize into PNC Treasury Plus Money Market Fund, a newly created series of PNC Funds, a Delaware statutory trust (the “PNC Funds Trust”). PNC Treasury Plus Money Market Fund has principal investment strategies identical to those of PNC Advantage Institutional Treasury Money Market Fund and is managed by the same investment adviser and portfolio management team as PNC Advantage Institutional Treasury Money Market Fund. In addition, the respective share classes of PNC Treasury Plus Money Market Fund will assume the performance, financial and other historical information of PNC Advantage Institutional Treasury Money Market Fund. On the closing date, scheduled to become effective on or about March 31, 2018, the Fund will no longer be offered to the public, but investors will be permitted to invest in PNC Treasury Plus Money Market Fund, a series of PNC Funds Trust and successor to PNC Advantage Institutional Treasury Money Market Fund.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N  T S A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — Discount Note

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

LLC — Limited Liability Company

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

Financial Statements:

— Amounts designated as“—”are either zero or rounded to zero.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of November 30, 2017 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	36.6%
Federal Home Loan Bank	26.5
Federal Farm Credit Bank	13.3
U.S. Treasury Bills	7.5
U.S. Treasury Notes	5.5
Federal Home Loan Mortgage Corporation	5.3
Federal National Mortgage Association	2.6
Money Market Funds	1.4
U.S. Cash Management Bills	1.3
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	54.0%
U.S. Treasury Notes	33.4
U.S. Cash Management Bills	11.8
Money Market Funds	0.8
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	44.5%
U.S. Treasury Bills	35.2
U.S. Treasury Notes	13.8
U.S. Cash Management Bills	5.7
Money Market Fund	0.8
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2017. For the seven-day period ended November 30, 2017, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of November 30, 2017
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.92%	0.92%	0.92%	0.92%	0.97%	0.97%
Treasury Money Market Fund	0.92%	0.92%	0.92%	0.92%	–	–

7-Day Current and Effective Yields as of November 30, 2017
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.84%	0.84%	0.00%**	0.00%**	0.00%**	0.00%**

*	Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect. During the seven-day period ended November 30, 2017, there were no fee waivers or expense reimbursements in the Funds.

**	Net assets of Advisor Shares and Service Shares at November 30, 2017 were comprised solely of seed capital of $10. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E  T A B L E S  (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2017 to November 30, 2017).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2017 to November 30, 2017).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/17	11/30/17	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,004.30	0.19%	$0.95
Class A	1,000.00	1,004.30	0.19	0.95
Advisor Class	1,000.00	1,004.46	0.17	0.85
Hypothetical(2)
Class I	1,000.00	1,024.11	0.19	0.96
Class A	1,000.00	1,024.11	0.19	0.96
Advisor Class	1,000.00	1,024.22	0.17	0.86

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/17	11/30/17	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,003.95	0.24%	$1.21
Class A	1,000.00	1,003.95	0.24	1.21
Hypothetical(2)
Class I	1,000.00	1,023.89	0.24	1.22
Class A	1,000.00	1,023.89	0.24	1.22

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,003.72	0.28%	$1.41
Hypothetical(2)
Institutional Shares	1,000.00	1,023.68	0.28	1.42

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 7,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I										Class A
	2017*		2017		2016	2015		2014	2013		2017*		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	–	**	–	–	**	–	**	–	**	–	**	–	**	–		–	**
Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–		–		–		–		–		–		–
Total Distributions	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.43%		0.33%		0.05%	0.03%		0.01%	0.01%		0.43%		0.33%		0.05%		0.03%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,340,762		$8,536,493		$4,776,561	$720,219		$738,100	$809,229		$529,902		$452,549		$361,440		$321,524		$133,915		$79,789
Ratio of Expenses to Average Net Assets	0.19%		0.20%		0.19%	0.07%		0.07%	0.15%		0.19%		0.20%		0.16%		0.06%		0.02	%(1)	0.15%
Ratio of Net Investment Income to Average Net Assets	0.85%		0.33%		0.06%	0.02%		0.01%	0.01%		0.86%		0.34%		0.05%		0.02%		0.06	%(1)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.19%		0.20%		0.27%	0.35%		0.36%	0.36%		0.19%		0.20%		0.28%		0.35%		0.36%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.85%		0.33%		(0.02)%	(0.26)%		(0.28)%	(0.20)%		0.86%		0.34%		(0.07)%		(0.27)%		(0.28)%		(0.20)%

	Government Money Market Fund
	Advisor Class
	2017*		2017		2016(2)
Net Asset Value, Beginning of Period	$1.00		$1.00		$ 1.00
Net Investment Income†	–	**	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–
Total from Investment Operations	–	**	–	**	– **
Dividends from Net Investment Income	–	**	–	**	– **
Distributions from Net Realized Gains	–		–		–
Total Distributions	–	**	–	**	– **

Net Asset Value, End of Period	$1.00		$1.00		$ 1.00
Total Return	0.44%		0.33%		0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 4		$ 9		$ 875
Ratio of Expenses to Average Net Assets	0.17%		0.20%		0.18%
Ratio of Net Investment Income to Average Net Assets	0.88%		0.32%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.17%		0.20%		0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.88%		0.32%		(0.02)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2)	Advisor Class Shares commenced operations on September 14, 2015. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 7,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Treasury Money Market Fund
	Class I												Class A
	2017*		2017		2016		2015		2014		2013		2017*		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.39%		0.24%		0.03%		0.02%		0.02%		0.01%		0.39%		0.24%		0.03%		0.02%		0.02%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,010,378		$957,793		$1,215,072		$225,196		$214,348		$289,839		$193,193		$109,581		$138,150		$144,448		$173,571		$120,798
Ratio of Expenses to Average Net Assets	0.24%		0.24%		0.15%		0.02%		0.04%		0.08%		0.24%		0.24%		0.13%		0.02%		0.03	%(1)	0.08%
Ratio of Net Investment Income to Average Net Assets	0.79%		0.24%		0.02%		0.01%		0.01%		0.01%		0.80%		0.23%		0.02%		0.01%		0.02	%(1)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%		0.24%		0.31%		0.37%		0.36%		0.37%		0.24%		0.24%		0.32%		0.37%		0.36%		0.37%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.79%		0.24%		(0.14)%		(0.34)%		(0.31)%		(0.28)%		0.80%		0.23%		(0.17)%		(0.34)%		(0.31)%		(0.28)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 7,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

							Advantage Institutional Treasury Money Market Fund
			Institutional Shares								Advisor Shares									Service Shares
	2017*	2017	2016	2015		2014	2013		2017*	2017	2016		2015		2014	2013		2017*	2017	2016		2015		2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Net Investment Income†	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–	–	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–	–	–	**	–	**	–	–	**
Total from Investment Operations	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Dividends from Net Investment Income	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Distributions from Net Realized Gains	–	–	–	–		–	–		–	–	–		–		–	–		–	–	–		–		–	–
Total Distributions	– **	– **	– **	–	**	– **	–	*	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.37%	0.23%	0.02%	0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$594,540	$543,266	$453,917	$112,304		$174,871	$115,062		$– (1)	$– (1)	$–	(1)	$34,829		$10,980	$8,412		$– (2)	$– (2)	$–	(2)	$3,401		$1,601	$2,711
Ratio of Expenses to Average Net Assets	0.28%	0.25%	0.17%	0.05%		0.05%	0.12%		0.00%	0.00%	0.16%		0.05%		0.05%	0.13%		0.00%	0.00%	0.10%		0.05%		0.05%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.24%	0.02%	0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.28%	0.25%	0.24%	0.28%		0.26%	0.28%		0.00%	0.00%	0.25%		0.29%		0.27%	0.29%		0.00%	0.00%	0.26%		0.29%		0.27%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.74%	0.24%	(0.05)%	(0.22)%		(0.20)%	(0.15)%		0.00%	0.00%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		0.00%	0.00%	(0.14)%		(0.23)%		(0.21)%	(0.14)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	At November 30, 2017, May 31, 2017 and May 31, 2016, net assets of the Advisor Shares represented seed capital.

(2)	At November 30, 2017 and May 31, 2016, net assets of the Service Shares represented seed capital. At May 31, 2017, net assets of the Service Shares rounded to zero. See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.0%
Federal Farm Credit Bank — 13.4%
Federal Farm Credit Bank
1.279% (US0001M+0.035%), 12/08/17 (FRN)	$25,000	$25,001
1.539% (USBMMY3M+0.250%), 12/18/17 (FRN)	30,000	30,000
1.519% (USBMMY3M+0.230%), 12/18/17 (FRN)	50,000	50,002
1.350% (FCPR DLY-2.900%), 12/22/17 (FRN)	15,000	15,000
1.260% (FEDL01+0.100%), 03/14/18 (FRN)	40,000	39,999
1.324% (US0001M+0.030%), 03/22/18 (FRN)	35,000	35,008
1.400% (FCPR DLY-2.850%), 04/05/18 (FRN)	40,000	40,040
1.350% (FCPR DLY-2.900%), 05/14/18 (FRN)	75,000	75,012
1.470% (FCPR DLY-2.780%), 06/12/18 (FRN)	100,000	100,208
1.287% (US0001M+0.000%), 06/21/18 (FRN)	40,000	40,032
1.296% (US0003M-0.053%), 07/09/18 (FRN)	70,000	70,073
1.400% (FCPR DLY-2.850%), 08/10/18 (FRN)	28,000	27,994
1.286% (US0001M+0.040%), 08/10/18 (FRN)	50,000	50,068
1.198% (US0001M-0.140%), 09/28/18 (FRN)	50,000	49,998
1.339% (USBMMY3M+0.050%), 12/05/18 (FRN)	55,000	55,000
1.197% (US0003M-0.195%), 12/07/18 (FRN)	20,000	19,999
1.230% (FCPR DLY-3.020%), 01/14/19 (FRN)	35,000	35,043
1.464% (US0001M+0.170%), 01/22/19 (FRN)	72,787	73,034
1.389% (USBMMY3M+0.100%), 01/25/19 (FRN)	20,000	20,009
1.140% (FCPR DLY-3.110%), 02/01/19 (FRN)	60,000	59,999
1.140% (FCPR DLY-3.110%), 02/28/19 (FRN)	35,000	34,998
1.170% (FEDL01+0.010%), 04/24/19 (FRN)	15,200	15,209
1.190% (FCPR DLY-3.060%), 04/25/19 (FRN)	45,000	44,994
1.155% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,995
Federal Farm Credit Bank (DN)
1.085%, 12/29/17	20,000	19,983
1.085%, 01/09/18	40,000	39,953
1.085%, 01/16/18	20,000	19,972
1.086%, 01/31/18	40,000	39,927
1.106%, 02/05/18	40,000	39,919
1.188%, 02/07/18	23,961	23,908
1.115%, 02/22/18	40,000	39,898
1.169%, 03/07/18	10,000	9,969
1.192%, 03/09/18	25,000	24,920
1.167%, 03/15/18	5,000	4,983
1.137%, 03/22/18	25,000	24,913

		1,325,060
Federal Home Loan Bank — 26.7%
Federal Home Loan Bank

	Par (000)	Value (000)

1.072% (US0001M-0.170%), 01/05/18 (FRN)	$25,000	$25,000
1.113% (US0001M-0.170%), 01/18/18 (FRN)	40,000	40,000
1.173% (US0001M-0.155%), 01/25/18 (FRN)	30,000	30,000
0.982% (US0003M-0.385%), 01/25/18 (FRN)	50,000	50,000
1.072% (US0001M-0.170%), 02/01/18 (FRN)	30,000	30,000
1.023% (US0003M-0.380%), 02/09/18 (FRN)	50,000	49,986
1.138% (US0001M-0.190%), 02/26/18 (FRN)	50,000	50,000
1.178% (US0001M-0.160%), 02/28/18 (FRN)	50,000	50,000
1.146% (US0003M-0.170%), 03/01/18 (FRN)	30,000	30,002
1.102% (US0001M-0.140%), 04/06/18 (FRN)	40,000	40,000
1.138% (US0001M-0.145%), 04/19/18 (FRN)	35,000	35,000
1.138% (US0001M-0.145%), 04/20/18 (FRN)	25,000	25,000
1.102% (US0001M-0.140%), 05/01/18 (FRN)	30,000	30,000
1.078% (US0001M-0.165%), 05/01/18 (FRN)	50,000	50,000
1.089% (US0001M-0.155%), 05/08/18 (FRN)	40,000	40,000
1.085% (US0001M-0.160%), 05/11/18 (FRN)	25,000	25,000
1.291% (US0001M+0.025%), 05/17/18 (FRN)	25,000	25,000
1.152% (US0001M-0.143%), 05/22/18 (FRN)	30,000	30,000
1.126% (US0003M-0.200%), 06/11/18 (FRN)	80,000	80,000
1.110% (US0001M-0.135%), 06/12/18 (FRN)	25,000	25,000
1.099% (US0001M-0.145%), 08/15/18 (FRN)	50,000	49,999
1.153% (US0001M-0.130%), 08/20/18 (FRN)	40,000	40,000
1.198% (US0001M-0.115%), 08/23/18 (FRN)	40,000	40,000
1.203% (US0001M-0.125%), 08/27/18 (FRN)	40,000	39,997
1.259% (US0001M-0.115%), 09/11/18 (FRN)	50,000	50,000
1.122% (US0001M-0.120%), 10/01/18 (FRN)	35,000	35,000
1.124% (US0001M-0.140%), 10/16/18 (FRN)	50,000	50,000
1.148% (US0001M-0.135%), 10/19/18 (FRN)	25,000	25,000
1.103% (US0001M-0.140%), 11/02/18 (FRN)	40,000	40,000
1.154% (US0001M-0.090%), 11/08/18 (FRN)	40,000	40,000
1.109% (US0001M-0.135%), 11/08/18 (FRN)	60,000	60,000
1.154% (US0001M-0.090%), 11/09/18 (FRN)	40,000	40,000
1.145% (US0001M-0.100%), 12/13/18 (FRN)	50,000	50,000
1.132% (US0001M-0.110%), 01/04/19 (FRN)	35,000	35,000
1.238% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
1.162% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
1.170% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
1.160% (US0001M-0.090%),04/15/19 (FRN)	70,000	70,000
Federal Home Loan Bank (DN)
1.007%, 12/05/17	30,000	29,997
1.023%, 12/06/17	50,000	49,993
1.045%, 12/08/17	55,000	54,989
1.027%, 12/18/17	95,000	94,954
1.052%, 12/20/17	20,000	19,989
1.102%, 12/26/17	35,000	34,973
1.120%, 12/27/17	127,590	127,487
1.105%, 12/29/17	110,500	110,405
1.053%, 01/02/18	25,000	24,977
1.092%, 01/05/18	20,000	19,979
1.177%, 01/10/18	67,100	67,012
1.126%, 01/12/18	29,000	28,962
1.212%, 01/16/18	50,000	49,923
1.187%, 01/17/18	150,100	149,868
1.095%, 01/24/18	40,000	39,935
1.141%, 01/26/18	25,000	24,956
1.146%, 02/02/18	35,000	34,930
1.164%, 02/21/18	52,130	51,992
1.131%, 02/28/18	25,000	24,930
1.399%, 05/04/18	40,000	39,762

		2,629,997

See Notes to Financial Statements.

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 5.3%
Federal Home Loan Mortgage Corporation
1.095% (US0001M-0.150%), 01/11/18 (FRN)	$50,000	$50,000
0.875%, 03/07/18	25,000	24,985
1.118% (US0001M-0.165%), 05/18/18 (FRN)	50,000	50,000
1.076% (US0001M-0.170%), 06/14/18 (FRN)	50,000	50,000
1.123% (US0001M-0.160%), 07/19/18 (FRN)	45,000	45,000
1.115% (US0003M-0.250%), 07/24/18 (FRN)	26,700	26,694
0.850%, 07/27/18	40,000	39,894
1.166% (US0001M-0.080%), 02/14/19 (FRN)	45,000	45,000
Federal Home Loan Mortgage Corporation (DN)
1.033%, 01/02/18	25,000	24,977
1.100%, 01/22/18	20,000	19,968
1.120%, 02/02/18	40,500	40,421
1.190%, 03/14/18	40,000	39,864
1.206%, 03/21/18	40,000	39,853
1.206%, 03/22/18	30,000	29,889

		526,545
Federal National Mortgage Association — 2.6%
Federal National Mortgage Association
1.326% (US0003M-0.030%), 01/11/18 (FRN)	40,000	40,010
0.875%, 05/21/18	25,000	24,957
Federal National Mortgage Association (DN)
1.033%, 12/13/17	50,192	50,175
1.012%, 12/18/17	25,000	24,988
1.097%, 01/03/18	70,000	69,930
1.202%, 01/08/18	14,450	14,432
1.072%, 01/10/18	20,000	19,976
1.283%, 02/21/18	10,700	10,669

		255,137
Total U.S. Government Agency Obligations
(Cost $4,736,739)		4,736,739
U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Cash Management Bills† — 1.3%
1.027%, 12/08/17	75,000	74,985
1.075%, 01/02/18	50,000	49,949

		124,934
U.S. Treasury Bills† — 7.6%
1.044%, 12/21/17	95,000	94,944
1.062%, 12/28/17	85,000	84,932
1.062%, 01/04/18	85,000	84,913
1.070%, 01/11/18	100,000	99,875
1.090%, 01/18/18	35,000	34,949
1.126%, 02/08/18	105,000	104,779
1.180%, 02/15/18	70,000	69,831
1.123%, 02/22/18	25,000	24,929
1.146%, 03/15/18	50,000	49,835
1.207%, 04/05/18	50,000	49,781
1.381%, 05/17/18	50,000	49,681

		748,449
U.S. Treasury Notes — 5.5%
1.000%, 12/31/17	120,000	119,988
0.750%, 01/31/18	80,000	79,949
0.875%, 01/31/18	35,000	34,987
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	26,667	26,681
1.000%, 02/15/18	70,000	69,979

	Par	Value
	(000)	(000)

0.750%, 02/28/18	$85,000	$84,917
0.750%, 03/31/18	35,000	34,949
2.875%, 03/31/18	60,000	60,332
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	35,000	35,055

		546,837
Total U.S. Treasury Obligations
(Cost $1,420,220)		1,420,220

	Number
	of Shares
MONEY MARKET FUNDS — 1.4%
Invesco Government & Agency Portfolio,
Institutional Class 0.980% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.974% (A)	133,206,455	133,206
Total Money Market Funds
(Cost $134,206)		134,206

	Par
	(000)
REPURCHASE AGREEMENTS†† — 36.8%
Federal Reserve Bank of New York
1.000% (dated 11/30/17, due 12/01/17, repurchase price $555,015,417, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.875% to 7.875%, due 02/15/21 to 04/30/22, total value $555,015,495)	$555,000	555,000
Goldman Sachs & Co.
1.030% (dated 11/30/17, due 12/01/17, repurchase price $875,025,035, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 9.000%, due 02/01/18 to 11/20/47, total value $892,500,000)	875,000	875,000
HSBC Securities USA
1.030% (dated 11/30/17, due 12/01/17, repurchase price $300,008,583, collateralized by Federal National Mortgage Association Bonds, 3.500% to 6.000%, due 02/01/35 to 10/01/47, total value $306,000,686) (B)	300,000	300,000
1.020% (dated 11/30/17, due 12/01/17, repurchase price $250,007,083, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.750% to 3.625%, due 12/31/17 to 02/15/44, total value $255,002,390) (B)	250,000	250,000

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)

Merrill Lynch Pierce Fenner & Smith

1.030% (dated 11/30/17, due 12/01/17, repurchase price $100,002,861, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 4.500%, due 01/01/28 to 11/20/47, total value $102,000,001)	$100,000	$100,000

Mitsubishi UFJ Securities Inc.

1.020% (dated 11/30/17, due 12/01/17, repurchase price $200,005,667, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.000%, due 09/01/25 to 12/01/47, total value $204,005,780)	200,000	200,000

RBC Capital Markets LLC

1.020% (dated 11/30/17, due 12/01/17, repurchase price $250,007,083, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Government National Mortgage Association Bonds, U.S. Treasury Inflation Adjusted Note and U.S. Treasury Note, 0.125% to 4.500%, due 04/15/21 to 11/01/47, total value $255,007,226) (C)	250,000	250,000

1.010% (dated 11/30/17, due 12/01/17, repurchase price $200,005,611, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Notes, 0.125% to 7.625%, due 04/15/20 to 01/15/26, total value $204,005,787) (C)	200,000	200,000

	Par (000)	Value (000)

Royal Bank of Scotland

1.020% (dated 11/30/17, due 12/01/17, repurchase price $600,017,000, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 1.000% to 5.250%, due 03/15/18 to 11/15/45, total value $612,000,801)	$600,000	$600,000

Toronto Dominion Securities LLC

1.030% (dated 11/30/17, due 12/01/17, repurchase price $305,008,726, collateralized by Federal National Mortgage Association Bonds, 4.000% to 4.500%, due 03/01/47 to 05/01/47, total value $311,100,001)	305,000	305,000
Total Repurchase Agreements (Cost $3,635,000)		3,635,000
TOTAL INVESTMENTS — 100.6% (Cost $9,926,165)*		9,926,165
Other Assets & Liabilities – (0.6)%		(55,497)
TOTAL NET ASSETS— 100.0%		$9,870,668

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2017, the total value of repurchase agreements was $3,635,000 (000) and the value of collateral received, excluding excess, was $3,635,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of November 30, 2017, the total value of HSBC Securities USA Repurchase Agreements is $550,000 (000) (collateral value of $561,003 (000)).
(C)	As of November 30, 2017, the total value of RBC Capital Markets LLC Repurchase Agreements is $450,000 (000) (collateral value of $ 459,013 (000)).

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$134,206	$–	$–	$134,206
Repurchase Agreements	–	3,635,000	–	3,635,000
U.S. Government Agency Obligations	–	4,736,739	–	4,736,739
U.S. Treasury Obligations	–	1,420,220	–	1,420,220

Total Assets - Investments in Securities	$134,206	$9,791,959	$–	$9,926,165

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Cash Management Bills† — 11.8%
1.027%, 12/08/17	$87,000	$86,983
1.075%, 01/02/18	55,000	54,947

		141,930
U.S. Treasury Bills† — 54.0%
1.076%, 12/07/17	70,000	69,988
1.006%, 12/14/17	53,000	52,981
1.044%, 12/21/17	101,000	100,941
1.062%, 12/28/17	85,000	84,931
1.062%, 01/04/18	60,000	59,940
1.070%, 01/11/18	32,000	31,960
1.090%, 01/18/18	30,000	29,957
1.089%, 01/25/18	40,000	39,934
1.084%, 02/01/18	50,000	49,905
1.126%, 02/08/18	10,000	9,977
1.123%, 02/22/18	50,000	49,861
1.206%, 03/01/18	30,000	29,910
1.146%, 03/15/18	15,000	14,951
1.225%, 04/12/18	5,000	4,978
1.234%, 04/19/18	5,000	4,976
1.428%, 05/24/18	5,000	4,966
1.423%, 05/31/18	10,000	9,929

		650,085
U.S. Treasury Notes — 33.4%
0.750%, 12/31/17	10,000	9,997
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	93,333	93,383
1.479% (USBMMY3M+0.190%), 04/30/18 (FRN)	93,000	93,079
1.463% (USBMMY3M+0.174%), 07/31/18 (FRN)	72,000	72,105
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	83,000	83,145
1.429% (USBMMY3M+0.140%), 01/31/19 (FRN)	30,000	30,049
1.359% (USBMMY3M+0.070%), 04/30/19 (FRN)	20,000	20,017

		401,775
Total U.S. Treasury Obligations
(Cost $1,193,790)		1,193,790

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 0.8%
BlackRock Treasury Trust Fund
Institutional Class, 0.988%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management
Institutional Shares, 0.980% (A)	9,827,082	9,827
Total Money Market Funds
(Cost $10,327)		10,327
TOTAL INVESTMENTS — 100.0%
(Cost $1,204,117)*		1,204,117
Other Assets & Liabilities – 0.0%		(546)
TOTAL NET ASSETS — 100.0%		$1,203,571

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$10,327	$–	$–	$10,327

U.S. Treasury Obligations	–	1,193,790	–	1,193,790

Total Assets - Investments in Securities	$10,327	$1,193,790	$–	$1,204,117

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 54.7%
U.S. Cash Management Bills† — 5.7%
1.027%, 12/08/17	$20,000	$19,996
1.075%, 01/02/18	14,000	13,986

		33,982
U.S. Treasury Bills† — 35.2%
1.076%, 12/07/17	15,000	14,997
1.006%, 12/14/17	11,000	10,996
1.044%, 12/21/17	23,000	22,987
1.062%, 12/28/17	21,000	20,983
1.062%, 01/04/18	7,000	6,993
1.070%, 01/11/18	15,500	15,481
1.089%, 01/25/18	22,500	22,463
1.084%, 02/01/18	10,000	9,982
1.126%, 02/08/18	750	748
1.180%, 02/15/18	14,000	13,965
1.123%, 02/22/18	15,000	14,961
1.146%, 03/15/18	11,000	10,964
1.207%, 04/05/18	9,000	8,963
1.234%, 04/19/18	4,000	3,981
1.263%, 05/03/18	9,000	8,952
1.381%, 05/17/18	8,000	7,949
1.428%, 05/24/18	7,000	6,952
1.423%, 05/31/18	7,000	6,950

		209,267
U.S. Treasury Notes — 13.8%
1.000%, 12/15/17	10,000	10,001
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	13,000	13,006
1.479% (USBMMY3M+0.190%), 04/30/18 (FRN)	12,000	12,008
1.463% (USBMMY3M+0.174%), 07/31/18 (FRN)	5,000	5,006
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	3,000	3,004
1.429% (USBMMY3M+0.140%), 01/31/19 (FRN)	14,000	14,022
1.359% (USBMMY3M+0.070%), 04/30/19 (FRN)	25,000	25,022

		82,069
Total U.S. Treasury Obligations (Cost $325,318)		325,318

	Number of Shares
MONEY MARKET FUND — 0.8%
Invesco Treasury Portfolio, Institutional Class 0.980% (A)	4,634,555	4,635
Total Money Market Fund (Cost $4,635)		4,635

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 44.6%
Goldman Sachs & Co.
1.000% (dated 11/30/17, due 12/01/17, repurchase price $115,003,194, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% and 2.375%, due 12/07/17 and 05/15/27, total value $117,300,047)	$115,000	$115,000
HSBC Securities USA
1.020% (dated 11/30/17, due 12/01/17, repurchase price $50,001,417, collateralized by U.S. Treasury Note, 1.500%, due 01/31/22, total value $51,001,649)	50,000	50,000
RBC Capital Markets LLC
1.010% (dated 11/30/17, due 12/01/17, repurchase price $50,001,403, collateralized by U.S. Treasury Inflation Adjusted Note and U.S. Treasury Notes, 0.125% to 2.750%, due 04/15/20 to 05/15/25, total value $51,001,465)	50,000	50,000
Toronto Dominion Securities LLC
1.020% (dated 11/30/17, due 12/01/17, repurchase price $50,001,417, collateralized by U.S. Treasury Note, 1.875%, due 04/30/22, total value $51,000,028)	50,000	50,000
Total Repurchase Agreements (Cost $265,000)		265,000
TOTAL INVESTMENTS — 100.1% (Cost $594,953)*		594,953
Other Assets & Liabilities — (0.1)%		(413)
TOTAL NET ASSETS — 100.0%		$594,540

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2017, the total value of repurchase agreements was $265,000 (000) and the value of collateral received, excluding excess, was $265,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$4,635	$–	$–	$4,635
Repurchase Agreements	–	265,000	–	265,000
U.S. Treasury Obligations	–	325,318	–	325,318

Total Assets - Investments in Securities	$4,635	$590,318	$–	$594,953

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  (  0 0 0  )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
ASSETS
Investments in non-affiliates at value	$6,291,165	$1,203,617	$329,953
Investments in affiliates at value	–	500	–
Investments in repurchase agreements at value	3,635,000	–	265,000
Receivable for shares of beneficial interest issued	317	917	–
Dividends and interest receivable	4,797	518	151
Prepaid expenses	40	32	34
Other assets	331	161	73

Total Assets	9,931,650	1,205,745	595,211

LIABILITIES
Payable for shares of beneficial interest redeemed	1,825	859	–
Payable for investment securities purchased	50,000	–	–
Dividends payable:
Class I	6,788	724	–
Class A	352	116	–
Institutional Shares	–	–	370
Investment advisory fees payable	1,204	147	69
Administration fees payable	274	51	46
Custodian fees payable	101	12	12
Transfer agent fees payable	31	21	19
Trustees’ deferred compensation payable	331	161	73
Trustees’ fees payable	30	27	20
Other liabilities	46	56	62

Total Liabilities	60,982	2,174	671

TOTAL NET ASSETS	$9,870,668	$1,203,571	$594,540

Investments in non-affiliates at cost	$6,291,165	$1,203,617	$329,953
Investments in affiliates at cost	–	500	–
Investments in repurchase agreements at cost	3,635,000	–	265,000

See Notes to Financial Statements.

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$9,870,810	$1,203,648	$594,548
Undistributed (Distributions in Excess of) Net Investment Income	(145)	(61)	(8)
Accumulated Net Realized Gain (Loss) on Investments	3	(16)	–

Total Net Assets	$9,870,668	$1,203,571	$594,540

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$9,340,761,898	$1,010,377,757	N/A

Class I shares outstanding	9,342,292,300	1,010,440,933	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Class A	$529,901,909	$193,193,224	N/A

Class A shares outstanding	529,972,632	193,216,089	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Institutional Shares	N/A	N/A	$594,540,155

Institutional Shares outstanding	N/A	N/A	594,553,216

Net Asset Value, Offering and Redemption	N/A	N/A	$1.00

Net assets applicable to Advisor Class	$4,417	N/A	N/A

Advisor Class shares outstanding	4,419	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Net assets applicable to Advisor Shares(1)	N/A	N/A	$10.00

Advisor Shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Net assets applicable to Service Shares(1)	N/A	N/A	$10.00

Service Shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)	At November 30, 2017, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented seed capital.

See Notes to Financial Statements.

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
Investment Income:
Dividends	$ 431	$ 61	$ 42
Interest	49,417	5,830	2,729
Income from affiliate	–	2	–

Total Investment Income	49,848	5,893	2,771

Expenses:
Investment advisory fees	7,159	865	410
Administration fees	1,542	280	149
Transfer agent fees	27	18	16
Custodian fees	102	12	12
Professional fees	118	68	62
Pricing service fees	4	1	1
Printing and shareholder reports	10	6	7
Registration and filing fees	32	25	27
Trustees’ fees	59	45	42
Miscellaneous	60	37	29

Total Expenses	9,113	1,357	755

Net Investment Income	40,735	4,536	2,016

Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	2	(7)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,737	$4,529	$2,016

See Notes to Financial Statements.

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P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Government Money Market Fund		Treasury Money Market Fund		Advantage Institutional Treasury Money Market Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income	$40,735	$31,490	$4,536	$2,823	$2,016	$1,331
Net realized gain (loss) on investments sold	2	61	(7)	1	–	–
Net increase in net assets resulting from operations	40,737	31,551	4,529	2,824	2,016	1,331
Dividends from net investment income:
Class I	(38,563)	(29,965)	(3,897)	(2,477)	–	–
Class A	(2,172)	(1,507)	(639)	(349)	–	–
Advisor Class	–	(18)	–	–	–	–
Institutional Shares	–	–	–	–	(2,016)	(1,330)
Total dividends	(40,735)	(31,490)	(4,536)	(2,826)	(2,016)	(1,330)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	4,688,564	12,742,028	717,194	1,742,979	526,866	–
Class A	1,106,870	1,509,922	395,571	536,932	–	–
Advisor Class	–	9,659	–	–	–	–
Institutional Shares	–	–	–	–	–	1,262,461
Reinvestment of dividends:
Class I	456	406	13	6	6	–
Class A	136	65	87	21	–	–
Advisor Class	–	18	–	–	–	–
Institutional Shares	–	–	–	–	–	5
Total proceeds from shares issued and reinvested	5,796,026	14,262,098	1,112,865	2,279,938	526,872	1,262,466
Value of shares redeemed:
Class I	(3,884,081)	(8,982,559)	(664,616)	(2,000,262)	(475,598)	–
Class A	(1,030,326)	(1,418,881)	(312,045)	(565,522)	–	–
Advisor Class	(4)	(10,544)	–	–	–	–
Institutional Shares	–	–	–	–	–	(1,173,118)
Total value of shares redeemed	(4,914,411)	(10,411,984)	(976,661)	(2,565,784)	(475,598)	(1,173,118)
Increase (decrease) in net assets from share transactions	881,615	3,850,114	136,204	(285,846)	51,274	89,348
Total increase (decrease) in net assets	881,617	3,850,175	136,197	(285,848)	51,274	89,349
Net Assets:
Beginning of period	8,989,051	5,138,876	1,067,374	1,353,222	543,266	453,917
End of period*	$9,870,668	$8,989,051	$1,203,571	$1,067,374	$594,540	$543,266

*Including distributions in excess of net investment income	$(145)	$(145)	$(61)	$(61)	$(8)	$(8)

See Notes to Financial Statements.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of November 30, 2017, the Trusts offered for sale shares of 25 Funds (collectively, the “Funds”). PNC Advantage Institutional Treasury Money Market Fund is the sole series of PNC Advantage Funds; PNC Government Money Market Fund and PNC Treasury Money Market Fund are each a series of PNC Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

On November 30, 2017, the Board of Trustees of PNC Advantage Funds approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Treasury Money Market Fund will reorganize into PNC Treasury Plus Money Market Fund, a newly created series of PNC Funds, a Delaware statutory trust (the “PNC Funds Trust”). PNC Treasury Plus Money Market Fund has principal investment strategies identical to those of PNC Advantage Institutional Treasury Money Market Fund and is managed by the same investment adviser and portfolio management team as PNC Advantage Institutional Treasury Money Market Fund. Subject to satisfaction of the terms and conditions of the agreement and plan of reorganization, the redomiciling is scheduled to become effective on or about March 31, 2018 (the “Closing Date”). On the Closing Date, each shareholder will receive shares of the corresponding class of shares of PNC Treasury Plus Money Market Fund that are equal in number and value to the shares of PNC Advantage Institutional Treasury Money Market Fund that were held by the shareholder immediately prior to the Closing Date. In addition, the respective share classes of PNC Treasury Plus Money Market Fund will assume the performance, financial and other historical information of PNC Advantage Institutional Treasury Money Market Fund. Furthermore, PNC Treasury Plus Money Market Fund will hold the same portfolio of securities previously held by PNC Advantage Institutional Treasury Money Market Fund. On the Closing Date, PNC Advantage Institutional Treasury Money Market Fund will no longer be offered to the public, but investors will be permitted to invest in PNC Treasury Plus Money Market Fund, a series of PNC Funds Trust and successor to the Fund.

As of November 30, 2017, the Trusts offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Boards of Trustees of the Trusts (the “Board”). No such investments held on November 30, 2017 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated using the settled shares method which allocates to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Funds’ daily distribution rate calculation methodology. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safe keeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2017.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include

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provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2017 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. Any such waivers and reimbursements are not subject to recoupment by the Adviser. During the six-month period ended November 30, 2017, there were no fee waivers or expense reimbursements in the Funds. The table below lists the advisory fees that were in effect during the six-month period ended November 30, 2017.

Annual Rate
Government Money Market Fund	0.15%
Treasury Money Market Fund	0.15%
Advantage Institutional Treasury Money Market Fund	0.15%

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, the Trusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively. During the six-month period ended November 30, 2017, the shareholder administrative services accrual was at an annual rate of 0.00% for each of the PNC Money Market Funds.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trusts, The Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts.

For their services as Co-Administrators, BNY Mellon and the Adviser are entitled to an annual fee paid by each series of PNC Funds and PNC Advantage Funds as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to the PNC Money Market Funds as Co-Administrators during the six-month period ended November 30, 2017, approximately 0.0110% was allocated to BNY Mellon and approximately 0.0236% was allocated to the Adviser in aggregate. Total fees paid by the PNC Money Market Funds to the Adviser for the six-month period ended November 30, 2017 were $1,324,756.

BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trusts, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term cash reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six-month period ended November 30, 2017.

Details of affiliated holdings at November 30, 2017 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as the Custodian of the Trusts. The Custodian fees for the Trusts are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts, 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts. The Custodian fees are allocated to the Trusts based on each Fund’s relative average daily net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum.

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This commitment continues through September 28, 2018, at which time the Board will consider whether to renew, revise or discontinue it.

During the six-month period ended November 30, 2017, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund’s and PNC Treasury Money Market Fund’s Class A Shares.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. Fees are allocated to the Funds based on a number of factors, including number of accounts serviced.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold is reflected as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2017 and for each Fund’s open tax years (years ended May 31, 2014 through May 31, 2017) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the accounting treatment of such amounts. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period in which the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2017:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)
Treasury Money Market Fund	$1	$–	$(1)
Institutional Treasury Money Market Fund	1	–	(1)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2017, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Government Money Market Fund	$60
Treasury Money Market Fund	1

At May 31, 2017, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,

	2018	Indefinite	Total
Treasury Money Market Fund	$8	$–*	$8
Advantage Institutional Treasury Money Market Fund	–	–*	–*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred in taxable years beginning on or before December 22, 2010 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., in taxable years beginning after December 22, 2010) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Each Fund may invest up to 5% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination  that  an  investment  should  be  treated  as  liquid  for  purposes  of  this  policy   provides  no  assurance  that the investment

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will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

7. Borrowing Arrangements

InterFund Lending

The Trusts have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. SEC-Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to modernize and enhance the reporting and disclosure of information by registered investment companies. The Rules are intended to enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds. These Rules generally become effective in 2018. The SEC’s adopted amendments to Regulation S-X, which were effective August 1, 2017 and impact financial statement presentation, have been reflected in these financial statements. Management continues to evaluate the implications of the Rules and the additional impacts on the Funds’ financial statement disclosures, if any.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

The PNC Money Market Funds’ Class A, Service Class and Advisor Class Shares are subject to shareholder servicing fees of up to 0.25%, 0.25% and 0.10%, respectively. Since January 1, 2010, those fees have been suspended. Effective December 15, 2017, that suspension has been lifted with respect to Advisor Class Shares, and Class A and Service Class Shares will be subject to shareholder servicing fees of up to 0.10%. The limitation on the shareholder servicing fees of Class A and Service Class Shares may be removed at any time without prior notice.

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Approval of Advisory Agreements

At meetings held in June and August of 2017, the Trustees of PNC Funds and PNC Advantage Funds (together, the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between each Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds and PNC Advantage Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2017 meeting, the Trustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. Prior to the June 2017 meeting, the Adviser provided a written response to that request. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser presented materials responsive to the Trustees’ request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2017 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2017 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements. Prior to and at the June 2017 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to their request, which reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser;

●	the assets of each Fund and the Adviser’s total assets under management;

●	the portfolio management personnel and their compensation structure;

●	the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using similar investment styles (where applicable);

●

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to similar investment strategies;

●	the estimated profitability of each Fund to the Adviser;

●	other benefits the Adviser and its affiliates receive as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s monitoring and other activities in respect of its oversight of PNC International Equity Fund’s sub-adviser;

●	the Adviser’s brokerage, trading and soft dollar practices and the Funds’ securities lending practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to the contractual fees of other accounts managed by the Adviser using comparable investment strategies;

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each Fund’s contractual and net advisory fees and net operating expenses compared to broad and narrow peer competitor universes based upon information sourced from Lipper, Inc. and prepared by the Adviser in accordance with recommendations previously provided by Barrington Partners, a third-party firm engaged by the Trustees in 2016 to review the peer selection process;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ disaster recovery/business continuity plans and cybersecurity policy; and

●	the Adviser’s risk management and monitoring measures and processes.

The Trustees received information from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser as compared to each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered, in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of an asset manager with a mix of business significantly different from the Adviser’s. The Trustees also considered in evaluating the Funds’ advisory fees, as well as PNC’s profitability in respect of each Fund, the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (with respect to PNC S&P 500 Index Fund, which was subsequently liquidated), and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Funds.

In advance of the Board meeting held in August 2017, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request, including additional analysis regarding the investment advisory fee and net expense ratios for the taxable fixed income funds, as well as a reduced contractual investment advisory fee for each of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund and a revised expense limitation arrangement that would apply to Class A shares of PNC Balanced Allocation Fund. The Trustees also considered additional analysis provided by the Adviser regarding the net expense ratio for PNC Government Money Market Fund and its waiver practices compared to its narrow peer universe.

Based on their cumulative review, the Trustees concluded at their August 2017 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2017 meeting that  the  terms  of  the  agreements  remained  reasonable and fair  and  voted  to  approve  the   renewalof  each  Advisory  Agreement  for  a

one-year period commencing October 1, 2017, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

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Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y & P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/25/2018

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	1/25/2018

* Print the name and title of each signing officer under his or her signature.